Loans and Allowance for Loan Losses and Credit Quality (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan	Sep. 30, 2011
Loans and Allowance for Loan Losses (Textual) [Abstract]
Pre-modification balance of combination modification			$ 490
Post-modification balance of combination modification			555
Commitments for troubled debt restructurings outstanding	0	0
Number of newly restructured loans	0
Number of residential loans		1
Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors totalled	278	160
Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors totalled	698	781
Executive Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors totalled	118
Loans and leases receivable related parties advances total	38
Repayments amounted to approximately	$ 38